Financial Instruments - classification - Offsetable assets and liabilities (Details) - GBP (£) £ / shares in Units, £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Instruments which can be offset
IFRS offset	£ 2,281	£ 3,272
Potential for offset not recognised by IFRS
Par value per share	£ 1.0769	£ 1.0769
Derivatives
Instruments which can be offset
Gross	£ 4,004	£ 3,289
IFRS offset	2,281	3,272
Balance sheet	6,285	6,561
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	0
Cash collateral	(4,204)	(5,496)
Securities collateral	(3,176)	(1,745)
Net amount after the effect of netting arrangements and related collateral	(1,095)	(680)
Instruments outside netting arrangements	39	(52)
Financial assets (liabilities)	6,324	6,509
Trading reverse repos/repos
Instruments which can be offset
Gross	(2,772)	(2,869)
IFRS offset	0
Balance sheet	(2,772)	(2,869)
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	0
Cash collateral	0
Securities collateral	2,984	3,059
Net amount after the effect of netting arrangements and related collateral	212	190
Instruments outside netting arrangements	(663)	(339)
Financial assets (liabilities)	(3,435)	(3,208)
Non trading reverse repos / repos
Instruments which can be offset
Gross	23,312	13,872
IFRS offset	0
Balance sheet	23,312	13,872
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	0
Cash collateral	0
Securities collateral	(23,312)	(13,872)
Net amount after the effect of netting arrangements and related collateral	0
Instruments outside netting arrangements	0	77
Financial assets (liabilities)	23,312	13,949
Derivatives
Instruments which can be offset
Gross	92,620	95,734
IFRS offset	(21,027)	(23,869)
Balance sheet	71,593	71,865
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(61,883)	(60,355)
Cash collateral	(5,801)	(6,788)
Other financial collateral	(896)	(1,663)
Net amount after the effect of netting arrangements and related collateral	3,013	3,059
Instruments outside netting arrangements	489	530
Potential for offset not recognised by IFRS
Financial liabilities	72,082	72,395
Trading repos
Instruments which can be offset
Gross	45,033	42,442
IFRS offset	(15,174)	(16,257)
Balance sheet	29,859	26,185
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(1,469)	(664)
Cash collateral	0
Other financial collateral	(28,390)	(25,520)
Net amount after the effect of netting arrangements and related collateral	0	1
Instruments outside netting arrangements	703	717
Potential for offset not recognised by IFRS
Financial liabilities	30,562	26,902
Non trading repos
Instruments which can be offset
Gross	22,288	23,605
IFRS offset	(8,709)	(9,646)
Balance sheet	13,579	13,959
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(80)	(5)
Cash collateral	0
Other financial collateral	(13,499)	(13,954)
Net amount after the effect of netting arrangements and related collateral	0
Instruments outside netting arrangements	0	3
Potential for offset not recognised by IFRS
Financial liabilities	13,579	13,962
Trading liabilities
Potential for offset not recognised by IFRS
Financial liabilities	54,714	53,636
Trading reverse repos
Instruments which can be offset
Gross	42,261	39,573
IFRS offset	(15,174)	(16,257)
Balance sheet	27,087	23,316
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(1,469)	(664)
Other financial collateral	(25,406)	(22,461)
Net amount after the effect of netting arrangements and related collateral	212	191
Instruments outside netting arrangements	40	378
Potential for offset not recognised by IFRS
Cash collateral	0
Potential for offset not recognised by IFRS
Financial assets	27,127	23,694
Derivatives
Instruments which can be offset
Gross	96,624	99,023
IFRS offset	(18,746)	(20,597)
Balance sheet	77,878	78,426
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(61,883)	(60,355)
Cash collateral	(10,005)	(12,284)
Other financial collateral	(4,072)	(3,408)
Net amount after the effect of netting arrangements and related collateral	1,918	2,379
Instruments outside netting arrangements	528	478
Potential for offset not recognised by IFRS
Financial assets	78,406	78,904
Trading assets
Potential for offset not recognised by IFRS
Financial assets	48,917	45,551
Non trading reverse repos
Instruments which can be offset
Gross	45,600	37,477
IFRS offset	(8,709)	(9,646)
Balance sheet	36,891	27,831
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(80)	(5)
Cash collateral	0
Other financial collateral	(36,811)	(27,826)
Net amount after the effect of netting arrangements and related collateral	0
Instruments outside netting arrangements	0	80
Potential for offset not recognised by IFRS
Financial assets	£ 36,891	£ 27,911